Fees Summary	Apr. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 245,333,328.00
Previously Paid Amount	13,810.00
Total Fee Amount	33,880.53
Total Offset Amount	0.00
Net Fee	$ 20,070.53
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A